AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 53.5%
Financials - 8.5%
Banks - 4.1%
AIB Group PLC	5,844	$17,336
Aozora Bank Ltd.	2,000	50,121
Australia & New Zealand Banking Group Ltd.	31,095	597,325
Banco Bilbao Vizcaya Argentaria SA	73,153	380,797
Banco de Sabadell SA	68,373	66,289
Banco Santander SA	183,994	748,638
Bank Hapoalim BM (a)	14,749	116,212
Bank Leumi Le-Israel BM	16,778	119,456
Bank of America Corp.	48,177	1,405,323
Bank of East Asia Ltd. (The)	41,231	101,548
Bank of Ireland Group PLC	11,605	45,984
Bank of Kyoto Ltd. (The)	400	15,736
Bank of Queensland Ltd.	7,933	53,127
Bankia SA	10,832	20,438
Bankinter SA	7,353	46,400
Barclays PLC	188,978	348,192
BB&T Corp. (b)	4,290	228,957
Bendigo & Adelaide Bank Ltd.	9,233	71,639
BNP Paribas SA	13,908	676,164
BOC Hong Kong Holdings Ltd.	39,500	134,032
CaixaBank SA	42,465	111,385
Chiba Bank Ltd. (The)	11,000	56,893
Citigroup, Inc.	13,149	908,333
Citizens Financial Group, Inc.	2,179	77,071
Comerica, Inc.	950	62,691
Commerzbank AG	15,814	91,545
Commonwealth Bank of Australia	20,060	1,094,261
Concordia Financial Group Ltd.	11,221	43,243
Credit Agricole SA	14,327	173,411
Danske Bank A/S	7,940	110,464
DBS Group Holdings Ltd.	21,665	391,944
DNB ASA	9,303	163,993
Erste Group Bank AG (a)	3,207	105,990
Fifth Third Bancorp	3,690	101,032
First Republic Bank/CA	1,023	98,924
Fukuoka Financial Group, Inc.	1,800	34,161
Hang Seng Bank Ltd.	8,100	174,535
HSBC Holdings PLC	227,222	1,741,033
Huntington Bancshares, Inc./OH	4,845	69,138
ING Groep NV	36,740	383,813
Intesa Sanpaolo SpA	165,706	392,528
Israel Discount Bank Ltd. - Class A	13,191	57,977
Japan Post Bank Co., Ltd.	3,855	37,444
JPMorgan Chase & Co.	18,455	2,171,969
KBC Group NV	3,064	199,011
KeyCorp	4,965	88,576
Lloyds Banking Group PLC	821,886	544,844
M&T Bank Corp.	865	136,644
Mebuki Financial Group, Inc.	16,800	41,545
Mediobanca Banca di Credito Finanziario SpA	12,965	141,523
Mitsubishi UFJ Financial Group, Inc.	135,900	692,120
Mizrahi Tefahot Bank Ltd.	1,057	26,265
Mizuho Financial Group, Inc.	273,362	420,090
National Australia Bank Ltd.	30,446	610,449
Nordea Bank Abp	29,390	208,475
Oversea-Chinese Banking Corp., Ltd.	29,000	227,980
People’s United Financial, Inc.	975	15,244

Company	Shares	U.S. $ Value
PNC Financial Services Group, Inc. (The)	2,580	$361,613
Raiffeisen Bank International AG	1,307	30,312
Regions Financial Corp.	4,815	76,173
Resona Holdings, Inc.	21,000	90,366
Royal Bank of Scotland Group PLC	53,666	136,789
Seven Bank Ltd.	16,218	44,554
Shinsei Bank Ltd.	3,700	54,102
Shizuoka Bank Ltd. (The)	4,000	29,976
Skandinaviska Enskilda Banken AB - Class A	16,190	148,765
Societe Generale SA	9,446	258,746
Standard Chartered PLC	34,982	293,636
Sumitomo Mitsui Financial Group, Inc.	14,300	491,378
Sumitomo Mitsui Trust Holdings, Inc.	3,200	115,878
SunTrust Banks, Inc.	2,400	165,120
SVB Financial Group (a)	336	70,207
Svenska Handelsbanken AB - Class A	14,254	133,347
Swedbank AB - Class A	8,621	124,157
UniCredit SpA	17,422	205,353
United Overseas Bank Ltd.	12,000	223,020
US Bancorp	8,505	470,667
Wells Fargo & Co.	22,995	1,159,868
Westpac Banking Corp.	38,249	763,933
Zions Bancorp NA	630	28,048

		22,726,266

Capital Markets - 1.4%
3i Group PLC	9,721	139,131
Affiliated Managers Group, Inc.	307	25,589
Ameriprise Financial, Inc.	845	124,300
Amundi SA (c)	1,517	105,671
ASX Ltd.	1,453	79,624
Bank of New York Mellon Corp. (The)	4,915	222,207
BlackRock, Inc. - Class A	677	301,698
Cboe Global Markets, Inc.	696	79,977
Charles Schwab Corp. (The)	6,740	281,934
CME Group, Inc. - Class A	2,050	433,247
Credit Suisse Group AG (a)	28,090	343,628
Daiwa Securities Group, Inc.	16,000	71,604
Deutsche Bank AG	19,693	147,149
Deutsche Boerse AG	2,077	323,927
E*TRADE Financial Corp.	1,470	64,224
Franklin Resources, Inc.	1,040	30,014
Goldman Sachs Group, Inc. (The)	1,938	401,612
Hargreaves Lansdown PLC	4,023	102,715
Hong Kong Exchanges & Clearing Ltd.	13,451	394,249
Intercontinental Exchange, Inc.	3,200	295,264
Invesco Ltd.	1,180	19,989
Investec PLC	5,877	30,234
Japan Exchange Group, Inc.	4,965	78,459
Julius Baer Group Ltd. (a)	2,130	94,340
London Stock Exchange Group PLC	3,987	358,031
Macquarie Group Ltd.	3,705	328,419
Magellan Financial Group Ltd.	1,420	49,459
MarketAxess Holdings, Inc.	260	85,150
Moody’s Corp.	945	193,564
Morgan Stanley	7,260	309,784
MSCI, Inc. - Class A	557	121,287
Nasdaq, Inc.	710	70,539
Natixis SA	21,759	90,151

Company	Shares	U.S. $ Value
Nomura Holdings, Inc.	38,855	$165,167
Northern Trust Corp.	1,310	122,249
Partners Group Holding AG	231	177,398
Raymond James Financial, Inc.	759	62,587
S&P Global, Inc.	1,400	342,972
SBI Holdings, Inc./Japan	2,468	53,100
Schroders PLC	1,291	48,798
Singapore Exchange Ltd.	21,000	128,836
St. James’s Place PLC	4,994	60,066
Standard Life Aberdeen PLC	24,984	87,747
State Street Corp.	1,865	110,389
T. Rowe Price Group, Inc.	1,475	168,519
UBS Group AG (a)	42,353	480,895

		7,805,893

Consumer Finance - 0.2%
Acom Co., Ltd.	13,014	51,285
American Express Co.	3,900	461,292
Capital One Financial Corp.	2,653	241,370
Credit Saison Co., Ltd.	3,500	47,196
Discover Financial Services	1,960	158,936
Synchrony Financial	3,278	111,747

		1,071,826

Diversified Financial Services - 0.7%
AMP Ltd.	67,589	83,361
Berkshire Hathaway, Inc. - Class B (a)	11,034	2,295,293
Challenger Ltd.	12,809	63,790
EXOR NV	3,679	246,394
Groupe Bruxelles Lambert SA	768	73,719
IHS Markit Ltd. (a)	2,211	147,872
Industrivarden AB - Class C	4,979	108,921
Investor AB - Class B	4,336	211,758
Kinnevik AB	4,676	122,940
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,362	42,702
ORIX Corp.	14,110	211,071
Pargesa Holding SA	1,023	78,688
Wendel SA	844	116,305

		3,802,814

Insurance - 2.1%
Admiral Group PLC	2,010	52,269
Aegon NV	38,312	159,115
Aflac, Inc.	4,190	219,221
Ageas	2,085	115,582
AIA Group Ltd.	128,423	1,211,163
Allianz SE	4,871	1,133,832
Allstate Corp. (The)	1,850	201,058
American International Group, Inc.	4,933	274,768
Aon PLC	1,375	266,159
Arthur J Gallagher & Co.	1,152	103,185
Assicurazioni Generali SpA	11,115	215,405
Assurant, Inc.	360	45,295
Aviva PLC	43,251	212,327
Baloise Holding AG	926	165,916
Chubb Ltd.	2,612	421,681
Cincinnati Financial Corp.	910	106,170
CNP Assurances	4,544	87,811

Company	Shares	U.S. $ Value
Dai-ichi Life Holdings, Inc.	11,850	$180,154
Direct Line Insurance Group PLC	13,089	48,292
Everest Re Group Ltd.	244	64,926
Gjensidige Forsikring ASA	3,690	73,182
Globe Life, Inc.	652	62,436
Hannover Rueck SE	795	134,362
Hartford Financial Services Group, Inc. (The)	1,865	113,038
Insurance Australia Group Ltd.	22,589	120,534
Japan Post Holdings Co., Ltd.	16,700	154,101
Legal & General Group PLC	63,405	193,532
Lincoln National Corp.	1,240	74,797
Loews Corp.	1,640	84,427
Mapfre SA	17,737	47,770
Marsh & McLennan Cos., Inc.	2,920	292,146
Medibank Pvt Ltd.	39,307	90,269
MetLife, Inc.	5,390	254,192
MS&AD Insurance Group Holdings, Inc.	4,800	156,020
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,588	410,177
NN Group NV	7,137	252,925
Principal Financial Group, Inc.	1,590	90,853
Progressive Corp. (The)	3,315	256,084
Prudential Financial, Inc.	2,255	202,837
Prudential PLC	30,322	549,472
QBE Insurance Group Ltd.	13,053	110,721
RSA Insurance Group PLC	10,859	71,247
Sampo Oyj - Class A	4,765	189,324
SCOR SE	3,333	137,611
Sompo Holdings, Inc.	4,000	167,987
Sony Financial Holdings, Inc.	4,130	89,927
Suncorp Group Ltd. (a)	11,892	109,560
Swiss Life Holding AG	342	163,510
Swiss Re AG	3,176	331,396
T&D Holdings, Inc.	5,500	58,771
Tokio Marine Holdings, Inc.	7,300	391,624
Travelers Cos., Inc. (The)	1,490	221,548
Tryg A/S	1,821	52,172
Unum Group	490	14,563
Willis Towers Watson PLC	787	151,867
Zurich Insurance Group AG	1,604	614,344

		11,773,655

		47,180,454

Information Technology - 7.5%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	335	80,038
Cisco Systems, Inc.	24,340	1,202,639
F5 Networks, Inc. (a)	380	53,360
Juniper Networks, Inc.	1,210	29,948
Motorola Solutions, Inc.	925	157,629
Nokia Oyj	62,192	314,088
Telefonaktiebolaget LM Ericsson - Class B	28,969	231,356

		2,069,058

Electronic Equipment, Instruments & Components - 0.6%
Alps Alpine Co., Ltd.	2,053	38,550
Amphenol Corp. - Class A	1,610	155,365
CDW Corp./DE	832	102,536

Company	Shares	U.S. $ Value
Corning, Inc.	4,115	$117,360
FLIR Systems, Inc.	810	42,598
Halma PLC	4,302	104,132
Hamamatsu Photonics KK	1,600	59,693
Hexagon AB-Class B	4,263	205,349
Hirose Electric Co., Ltd.	315	38,807
Hitachi High-Technologies Corp.	1,881	109,343
Hitachi Ltd.	10,400	389,482
Ingenico Group SA	930	90,643
IPG Photonics Corp. (a)	223	30,239
Keyence Corp.	1,054	656,068
Keysight Technologies, Inc. (a)	1,128	109,698
Kyocera Corp.	3,637	226,769
Murata Manufacturing Co., Ltd.	6,000	290,805
Nippon Electric Glass Co., Ltd.	2,938	65,692
Omron Corp.	1,800	99,189
Shimadzu Corp.	2,000	50,854
TDK Corp.	1,200	108,476
TE Connectivity Ltd.	2,060	191,951
Venture Corp., Ltd.	4,005	44,409
Yaskawa Electric Corp.	2,723	101,070
Yokogawa Electric Corp.	4,500	82,691

		3,511,769

IT Services - 1.7%
Accenture PLC-Class A	3,625	697,269
Adyen NV (a)(c)	83	54,583
Akamai Technologies, Inc. (a)	1,005	91,837
Alliance Data Systems Corp.	280	35,876
Amadeus IT Group SA-Class A	4,973	356,323
Atos SE	677	47,654
Automatic Data Processing, Inc.	2,480	400,322
Broadridge Financial Solutions, Inc.	719	89,465
Capgemini SE	1,557	183,338
Cognizant Technology Solutions Corp.-Class A	3,190	192,245
Computershare Ltd.	3,663	40,043
DXC Technology Co.	1,018	30,031
Fidelity National Information Services, Inc.	3,499	464,527
Fiserv, Inc. (a)	3,238	335,424
FleetCor Technologies, Inc. (a)	561	160,884
Fujitsu Ltd.	2,228	179,065
Gartner, Inc. (a)	540	77,215
Global Payments, Inc.	1,777	282,543
International Business Machines Corp.	5,038	732,626
Itochu Techno-Solutions Corp.	1,463	38,860
Jack Henry & Associates, Inc.	497	72,547
Leidos Holdings, Inc.	895	76,863
Mastercard, Inc.-Class A	5,110	1,387,723
Nomura Research Institute Ltd.	3,900	77,930
NTT Data Corp.	6,010	78,001
Obic Co., Ltd.	730	83,652
Otsuka Corp.	1,200	48,026
Paychex, Inc.	1,945	160,988
PayPal Holdings, Inc. (a)	6,685	692,499
VeriSign, Inc. (a)	675	127,325
Visa, Inc.-Class A (b)	9,900	1,702,899
Western Union Co. (The)-Class W	1,690	39,157
Wirecard AG	1,262	201,970

Company	Shares	U.S. $ Value
Wix.com Ltd. (a)	521	$60,821
Worldline SA/France (a)(c)	270	17,009

		9,317,540

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)(b)	4,803	139,239
Advantest Corp.	2,262	100,835
Analog Devices, Inc.	2,060	230,164
Applied Materials, Inc.	5,325	265,717
ASM Pacific Technology Ltd.	900	10,981
ASML Holding NV	4,875	1,209,066
Broadcom, Inc.	2,259	623,642
Disco Corp.	309	59,071
Infineon Technologies AG	10,766	193,430
Intel Corp.	25,460	1,311,954
KLA Corp.	1,010	161,044
Lam Research Corp.	929	214,701
Maxim Integrated Products, Inc.	1,675	96,999
Microchip Technology, Inc. (b)	1,445	134,255
Micron Technology, Inc. (a)	6,280	269,098
NVIDIA Corp.	3,465	603,153
NXP Semiconductors NV	3,348	365,334
Qorvo, Inc. (a)	718	53,233
QUALCOMM, Inc.	6,914	527,400
Renesas Electronics Corp. (a)	9,161	60,034
Rohm Co., Ltd.	1,300	100,233
Skyworks Solutions, Inc.	1,024	81,152
STMicroelectronics NV	12,251	237,079
SUMCO Corp.	2,522	34,356
Texas Instruments, Inc.	5,345	690,788
Tokyo Electron Ltd.	1,689	324,497
Xilinx, Inc.	1,385	132,821

		8,230,276

Software - 2.1%
Adobe, Inc. (a)	2,780	767,975
ANSYS, Inc. (a)	512	113,336
Autodesk, Inc. (a)	1,235	182,410
Cadence Design Systems, Inc. (a)	1,714	113,261
Check Point Software Technologies Ltd. (a)(b)	1,416	155,052
Citrix Systems, Inc.-Class C	780	75,286
CyberArk Software Ltd. (a)	422	42,124
Dassault Systemes SE	1,424	202,858
Fortinet, Inc. (a)	869	66,704
Intuit, Inc.	1,480	393,591
Micro Focus International PLC	3,943	55,408
Microsoft Corp.	43,573	6,057,954
Nice Ltd. (a)	690	99,449
Oracle Corp.	12,661	696,735
Oracle Corp. Japan	500	43,588
Sage Group PLC (The)	12,240	104,017
salesforce.com, Inc. (a)	4,853	720,379
SAP SE	11,137	1,310,528
Symantec Corp.	2,925	69,118
Synopsys, Inc. (a)	922	126,545

Company	Shares	U.S. $ Value
Temenos AG (a)	662	$110,852
Trend Micro, Inc./Japan	1,600	76,461

		11,583,631

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	24,430	5,471,587
Brother Industries Ltd.	2,200	40,088
Canon, Inc.	11,400	304,861
FUJIFILM Holdings Corp.	4,200	185,012
Hewlett Packard Enterprise Co.	6,680	101,336
HP, Inc.	8,170	154,576
Konica Minolta, Inc.	6,000	41,979
NEC Corp.	2,500	105,716
NetApp, Inc.	1,490	78,240
Ricoh Co., Ltd.	6,000	54,284
Seagate Technology PLC	1,550	83,374
Seiko Epson Corp.	2,700	38,352
Western Digital Corp.	1,813	108,127
Xerox Holdings Corp. (a)	466	13,938

		6,781,470

		41,493,744

Health Care - 6.8%
Biotechnology - 0.8%
AbbVie, Inc.	8,402	636,199
Alexion Pharmaceuticals, Inc. (a)	1,380	135,157
Amgen, Inc.	3,478	673,028
BeiGene Ltd. (Sponsored ADR) (a)	405	49,596
Biogen, Inc. (a)	1,115	259,594
Celgene Corp. (a)	4,020	399,186
CSL Ltd.	5,165	816,648
Genmab A/S (a)	540	109,719
Gilead Sciences, Inc.	7,225	457,921
Grifols SA	3,644	107,418
Incyte Corp. (a)	1,090	80,911
PeptiDream, Inc. (a)	1,023	48,899
Regeneron Pharmaceuticals, Inc. (a)	490	135,926
Vertex Pharmaceuticals, Inc. (a)	1,467	248,539

		4,158,741

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	10,026	838,875
ABIOMED, Inc. (a)	308	54,790
Alcon, Inc. (a)	4,817	280,975
Align Technology, Inc. (a)	440	79,605
Asahi Intecc Co., Ltd.	1,468	38,731
Baxter International, Inc.	2,690	235,294
Becton Dickinson and Co.	1,538	389,052
Boston Scientific Corp. (a)	7,910	321,858
Cochlear Ltd.	405	56,993
Coloplast A/S-Class B	1,154	138,845
Cooper Cos., Inc. (The)	311	92,367
Danaher Corp.	3,590	518,504
Demant A/S (a)	2,050	52,480

Company	Shares	U.S. $ Value
DENTSPLY SIRONA, Inc.	1,446	$77,086
Edwards Lifesciences Corp. (a)	1,190	261,693
Fisher & Paykel Healthcare Corp., Ltd.	6,133	66,544
Hologic, Inc. (a)	1,620	81,794
Hoya Corp.	4,322	353,984
IDEXX Laboratories, Inc. (a)	533	144,939
Intuitive Surgical, Inc. (a)	655	353,654
Koninklijke Philips NV	14,135	653,165
Medtronic PLC	7,629	828,662
Olympus Corp.	11,200	151,736
ResMed, Inc.	866	117,005
Sartorius AG (Preference Shares)	812	148,036
Siemens Healthineers AG (c)	1,618	63,623
Smith & Nephew PLC	9,779	235,497
Sonova Holding AG	666	154,965
Straumann Holding AG	145	118,603
Stryker Corp.	1,765	381,770
Sysmex Corp.	1,836	123,347
Teleflex, Inc.	311	105,662
Terumo Corp.	6,600	213,564
Varian Medical Systems, Inc. (a)	545	64,904
Zimmer Biomet Holdings, Inc.	1,125	154,429

		7,953,031

Health Care Providers & Services - 0.8%
Alfresa Holdings Corp.	2,700	60,497
AmerisourceBergen Corp.-Class A	935	76,979
Anthem, Inc.	1,460	350,546
Cardinal Health, Inc.	1,365	64,414
Centene Corp. (a)	2,064	89,289
Cigna Corp. (a)	2,161	328,018
CVS Health Corp.	7,389	466,024
DaVita, Inc. (a)	750	42,803
Fresenius Medical Care AG & Co. KGaA	2,085	140,113
Fresenius SE & Co. KGaA	4,696	219,682
HCA Healthcare, Inc.	1,470	177,017
Henry Schein, Inc. (a)	890	56,515
Humana, Inc.	785	200,701
Laboratory Corp. of America Holdings (a)	625	105,000
McKesson Corp.	1,165	159,209
Medipal Holdings Corp.	3,900	87,057
NMC Health PLC	1,143	38,095
Quest Diagnostics, Inc.	800	85,624
Ramsay Health Care Ltd.	1,156	50,644
Ryman Healthcare Ltd.	5,937	49,343
Sonic Healthcare Ltd.	5,598	106,144
Suzuken Co., Ltd./Aichi Japan	1,200	64,595
UnitedHealth Group, Inc.	5,405	1,174,615
Universal Health Services, Inc.-Class B	500	74,375
WellCare Health Plans, Inc. (a)	347	89,932

		4,357,231

Health Care Technology - 0.0%
Cerner Corp.	1,980	134,977
M3, Inc.	4,140	100,187

		235,164

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,945	$149,045
Illumina, Inc. (a)	831	252,807
IQVIA Holdings, Inc. (a)	996	148,783
Lonza Group AG (a)	779	263,622
Mettler-Toledo International, Inc. (a)	170	119,748
PerkinElmer, Inc.	655	55,786
QIAGEN NV (a)	2,703	88,520
Sartorius Stedim Biotech	712	99,590
Thermo Fisher Scientific, Inc.	2,285	665,552
Waters Corp. (a)	445	99,337

		1,942,790

Pharmaceuticals - 3.4%
Allergan PLC	1,760	296,190
Astellas Pharma, Inc.	22,500	321,844
AstraZeneca PLC	15,028	1,341,835
Bayer AG	10,385	731,655
Bristol-Myers Squibb Co.	9,295	471,350
Chugai Pharmaceutical Co., Ltd.	2,537	198,259
Daiichi Sankyo Co., Ltd.	6,428	406,181
Eisai Co., Ltd.	2,933	149,838
Eli Lilly & Co.	4,923	550,539
GlaxoSmithKline PLC	56,263	1,205,974
Hisamitsu Pharmaceutical Co., Inc.	1,000	44,021
Ipsen SA	880	83,483
Johnson & Johnson	15,095	1,952,991
Kyowa Kirin Co., Ltd.	2,152	41,909
Merck & Co., Inc.	14,635	1,231,974
Merck KGaA	1,230	138,559
Mitsubishi Tanabe Pharma Corp.	3,000	33,061
Mylan NV (a)	2,055	40,648
Nektar Therapeutics (a)(b)	1,074	19,563
Novartis AG	24,089	2,090,611
Novo Nordisk A/S-Class B	20,377	1,053,005
Ono Pharmaceutical Co., Ltd.	3,900	71,027
Orion Oyj-Class B	974	36,294
Otsuka Holdings Co., Ltd.	4,348	163,333
Perrigo Co. PLC	772	43,147
Pfizer, Inc.	31,554	1,133,735
Recordati SpA	2,055	88,136
Roche Holding AG	7,961	2,317,960
Sanofi	12,344	1,143,459
Santen Pharmaceutical Co., Ltd.	2,500	43,689
Shionogi & Co., Ltd.	2,800	156,108
Sumitomo Dainippon Pharma Co., Ltd.	2,900	47,982
Taisho Pharmaceutical Holdings Co., Ltd.	567	41,459
Takeda Pharmaceutical Co., Ltd.	16,445	564,321
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)(b)	12,347	84,947
UCB SA	1,519	110,207
Vifor Pharma AG	802	128,183
Zoetis, Inc.	2,726	339,632

		18,917,109

		37,564,066

Company	Shares	U.S. $ Value
Industrials - 6.5%
Aerospace & Defense - 1.1%
Airbus SE	6,243	$810,520
Arconic, Inc.	1,616	42,016
BAE Systems PLC	33,818	236,837
Boeing Co. (The)	2,980	1,133,801
Dassault Aviation SA	41	58,005
Elbit Systems Ltd.	250	41,505
General Dynamics Corp.	1,550	283,231
Huntington Ingalls Industries, Inc.	279	59,089
L3Harris Technologies, Inc.	1,257	262,260
Leonardo SpA	5,271	61,961
Lockheed Martin Corp.	1,410	549,985
Meggitt PLC	10,854	84,672
MTU Aero Engines AG	579	153,850
Northrop Grumman Corp.	970	363,546
Raytheon Co.	1,590	311,942
Rolls-Royce Holdings PLC (a)	19,591	190,363
Safran SA	3,586	564,617
Singapore Technologies Engineering Ltd.	43,000	119,528
Textron, Inc.	1,405	68,789
Thales SA	1,184	136,102
TransDigm Group, Inc.	313	162,970
United Technologies Corp.	4,625	631,405

		6,326,994

Air Freight & Logistics - 0.3%
Bollore SA	25,929	107,371
CH Robinson Worldwide, Inc. (b)	815	69,096
Deutsche Post AG	10,803	360,012
Expeditors International of Washington, Inc.	1,020	75,776
FedEx Corp.	1,465	213,260
Kuehne & Nagel International AG	477	70,192
SG Holdings Co., Ltd.	2,174	53,276
United Parcel Service, Inc.-Class B	3,965	475,086
Yamato Holdings Co., Ltd.	3,400	51,368

		1,475,437

Airlines - 0.1%
Alaska Air Group, Inc.	743	48,228
American Airlines Group, Inc. (b)	1,632	44,015
ANA Holdings, Inc.	1,007	33,925
Delta Air Lines, Inc.	3,292	189,619
Deutsche Lufthansa AG	3,330	52,864
easyJet PLC	2,320	32,744
Japan Airlines Co., Ltd.	900	26,730
Singapore Airlines Ltd.	14,000	92,600
Southwest Airlines Co.	2,605	140,696
United Airlines Holdings, Inc. (a)	1,372	121,299

		782,720

Building Products - 0.3%
AGC, Inc./Japan	2,000	62,325
Allegion PLC	585	60,635
AO Smith Corp.	855	40,792
Assa Abloy AB-Class B	9,541	212,107
Cie de Saint-Gobain	4,539	177,896
Daikin Industries Ltd.	2,774	365,860

Company	Shares	U.S. $ Value
Fortune Brands Home & Security, Inc.	821	$44,909
Geberit AG	360	172,038
Johnson Controls International PLC	4,392	192,765
Kingspan Group PLC	1,858	90,726
LIXIL Group Corp.	2,500	44,168
Masco Corp.	1,285	53,559
TOTO Ltd.	1,522	57,319

		1,575,099

Commercial Services & Supplies - 0.3%
Brambles Ltd.	15,030	115,746
Cintas Corp.	535	143,433
Copart, Inc. (a)	1,241	99,690
Dai Nippon Printing Co., Ltd.	2,500	64,852
G4S PLC	17,154	39,951
ISS A/S	1,785	44,131
Park24 Co., Ltd.	1,300	30,200
Rentokil Initial PLC	20,957	120,491
Republic Services, Inc.-Class A	1,300	112,515
Rollins, Inc. (b)	254	8,654
Secom Co., Ltd.	2,338	213,941
Societe BIC SA	891	59,813
Sohgo Security Services Co., Ltd.	1,000	52,595
Toppan Printing Co., Ltd.	2,500	44,399
Waste Management, Inc.	2,215	254,725

		1,405,136

Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	2,778	110,998
Bouygues SA	1,739	69,641
CIMIC Group Ltd.	2,988	63,489
Eiffage SA	1,102	114,239
Epiroc AB-Class A	16,027	173,575
Epiroc AB-Class B	3,579	36,934
Ferrovial SA	4,869	140,681
HOCHTIEF AG	422	48,091
Jacobs Engineering Group, Inc.	665	60,847
JGC Corp.	4,000	52,789
Kajima Corp.	3,500	46,110
Obayashi Corp.	6,000	60,006
Quanta Services, Inc.	265	10,017
Shimizu Corp.	4,000	36,336
Skanska AB-Class B	8,587	173,845
Taisei Corp.	2,000	77,834
Vinci SA	5,456	587,715

		1,863,147

Electrical Equipment - 0.5%
ABB Ltd.	20,970	412,393
AMETEK, Inc.	1,399	128,456
Eaton Corp. PLC	2,314	192,409
Emerson Electric Co.	3,440	229,998
Fuji Electric Co., Ltd.	2,800	86,334
Legrand SA	2,541	181,267
Melrose Industries PLC	52,623	130,373
Mitsubishi Electric Corp.	21,000	280,143
Nidec Corp.	2,567	347,627
Prysmian SpA	1,074	23,062
Rockwell Automation, Inc.	730	120,304

Company	Shares	U.S. $ Value
Schneider Electric SE	6,098	$533,222
Siemens Gamesa Renewable Energy SA	2,259	30,646
Vestas Wind Systems A/S	2,133	165,474

		2,861,708

Industrial Conglomerates - 0.7%
3M Co.	3,275	538,410
CK Hutchison Holdings Ltd.	25,840	228,119
DCC PLC	1,216	106,053
General Electric Co.	49,579	443,236
Honeywell International, Inc.	4,145	701,334
Jardine Matheson Holdings Ltd.	2,300	123,089
Jardine Strategic Holdings Ltd.	2,005	59,972
Keihan Holdings Co., Ltd.	1,000	44,558
Keppel Corp., Ltd.	13,000	55,828
NWS Holdings Ltd.	37,000	57,308
Roper Technologies, Inc.	595	212,177
Siemens AG	8,669	927,974
Smiths Group PLC	3,761	72,572
Toshiba Corp.	7,200	220,237

		3,790,867

Machinery - 1.2%
Alfa Laval AB	3,778	74,518
Alstom SA	3,502	145,064
Amada Holdings Co., Ltd.	3,000	32,509
ANDRITZ AG	693	28,320
Atlas Copco AB-Class A	6,392	196,830
Atlas Copco AB-Class B SHS	3,579	96,916
Caterpillar, Inc.	3,255	411,139
CNH Industrial NV	22,634	230,485
Cummins, Inc.	900	146,403
Daifuku Co., Ltd.	1,030	53,587
Deere & Co.	1,805	304,467
Dover Corp.	885	88,111
FANUC Corp.	2,100	396,949
Flowserve Corp.	810	37,835
Fortive Corp.	1,820	124,779
GEA Group AG	1,741	46,968
Hino Motors Ltd.	6,000	49,722
Hitachi Construction Machinery Co., Ltd.	3,000	72,870
Hoshizaki Corp.	400	31,531
IDEX Corp.	472	77,351
IHI Corp.	2,600	56,955
Illinois Tool Works, Inc.	1,715	268,380
Ingersoll-Rand PLC	1,325	163,253
JTEKT Corp.	4,300	49,661
Kawasaki Heavy Industries Ltd.	3,337	74,404
KION Group AG	1,747	91,873
Knorr-Bremse AG	473	44,461
Komatsu Ltd.	9,800	225,986
Kone Oyj-Class B	3,593	204,479
Kubota Corp.	11,872	180,558
Kurita Water Industries Ltd.	1,200	32,306
Makita Corp.	2,200	69,814
Metso Oyj	1,073	40,041
MINEBEA MITSUMI, Inc.	4,131	65,945
MISUMI Group, Inc.	2,900	68,696
Mitsubishi Heavy Industries Ltd.	3,100	121,856
Nabtesco Corp.	1,000	31,303

Company	Shares	U.S. $ Value
NGK Insulators Ltd.	2,000	$28,612
NSK Ltd.	4,719	39,994
PACCAR, Inc.	2,110	147,721
Parker-Hannifin Corp.	795	143,585
Pentair PLC	380	14,364
Sandvik AB	12,165	189,384
Schindler Holding AG	413	92,424
Schindler Holding AG (REG)	575	128,279
SKF AB-Class B	4,700	77,612
SMC Corp./Japan	600	257,897
Snap-on, Inc.	320	50,093
Spirax-Sarco Engineering PLC	834	80,351
Stanley Black & Decker, Inc.	915	132,135
Sumitomo Heavy Industries Ltd.	1,200	35,758
Techtronic Industries Co., Ltd.	13,454	93,642
THK Co., Ltd.	1,531	40,561
Volvo AB-Class B	14,676	205,950
Wabtec Corp. (b)	1,115	80,124
Wartsila Oyj Abp	4,224	47,262
Weir Group PLC (The)	2,037	35,684
Xylem, Inc./NY	1,085	86,388
Yangzijiang Shipbuilding Holdings Ltd.	56,331	39,167

		6,483,312

Marine - 0.0%
AP Moller-Maersk A/S-Class A	70	74,629
AP Moller-Maersk A/S-Class B	68	76,869
Mitsui OSK Lines Ltd.	1,200	30,508
Nippon Yusen KK	3,100	52,077

		234,083

Professional Services - 0.5%
Adecco Group AG	1,673	92,580
Bureau Veritas SA	3,094	74,472
Equifax, Inc.	755	106,206
Experian PLC	10,230	327,146
Intertek Group PLC	1,990	133,951
Nielsen Holdings PLC	1,166	24,778
Persol Holdings Co., Ltd.	2,583	49,095
Randstad NV	1,613	79,192
Recruit Holdings Co., Ltd.	15,153	462,977
RELX PLC (London)	22,241	528,217
Robert Half International, Inc.	685	38,127
SEEK Ltd.	4,101	59,487
SGS SA	52	128,904
Teleperformance	655	141,923
Verisk Analytics, Inc.-Class A	1,000	158,140
Wolters Kluwer NV	5,568	406,269

		2,811,464

Road & Rail - 0.6%
Aurizon Holdings Ltd.	22,082	88,026
Central Japan Railway Co.	1,537	316,944
CSX Corp.	4,380	303,402
DSV A/S	2,516	239,146
East Japan Railway Co.	3,600	344,241
Hankyu Hanshin Holdings, Inc.	2,200	85,075
JB Hunt Transport Services, Inc. (b)	503	55,657
Kansas City Southern	620	82,466

Company	Shares	U.S. $ Value
Keikyu Corp.	2,000	$38,925
Keio Corp.	1,200	74,930
Keisei Electric Railway Co., Ltd.	1,465	60,480
Kintetsu Group Holdings Co., Ltd.	1,700	88,737
Kyushu Railway Co.	1,722	54,966
MTR Corp., Ltd.	15,500	86,926
Nagoya Railroad Co., Ltd.	1,800	53,929
Nippon Express Co., Ltd.	1,200	61,460
Norfolk Southern Corp.	1,520	273,083
Odakyu Electric Railway Co., Ltd.	3,000	72,061
Seibu Holdings, Inc.	3,142	54,847
Tobu Railway Co., Ltd.	2,165	70,334
Tokyu Corp.	5,000	94,057
Union Pacific Corp.	4,040	654,399
West Japan Railway Co.	1,568	132,670

		3,386,761

Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	1,498	82,015
Ashtead Group PLC	5,697	158,431
Brenntag AG	1,471	71,143
Bunzl PLC	3,191	83,411
Fastenal Co. (b)	2,830	92,456
Ferguson PLC	2,936	214,271
ITOCHU Corp.	16,000	331,418
Marubeni Corp.	16,000	106,703
Mitsubishi Corp.	16,100	396,429
Mitsui & Co., Ltd.	18,200	298,961
MonotaRO Co., Ltd.	2,090	55,130
Sumitomo Corp.	13,465	210,801
Toyota Tsusho Corp.	2,300	74,653
United Rentals, Inc. (a)	500	62,320
WW Grainger, Inc.	280	83,202

		2,321,344

Transportation Infrastructure - 0.2%
Aena SME SA (c)	780	142,781
Aeroports de Paris	1,000	177,871
Atlantia SpA	3,639	87,947
Auckland International Airport Ltd.	10,521	60,327
Getlink SE	6,892	103,489
Kamigumi Co., Ltd.	1,500	34,074
Sydney Airport	8,828	47,902
Transurban Group	30,317	300,971

		955,362

		36,273,434

Consumer Discretionary - 5.8%
Auto Components - 0.3%
Aisin Seiki Co., Ltd.	1,800	56,910
Aptiv PLC	1,591	139,085
BorgWarner, Inc.	620	22,742
Bridgestone Corp.	6,900	268,520
Cie Generale des Etablissements Michelin SCA-Class B	1,732	192,846
Continental AG	1,047	134,337
Denso Corp.	5,200	229,774

Company	Shares	U.S. $ Value
Faurecia SE	1,635	$77,509
Koito Manufacturing Co., Ltd.	1,000	49,224
NGK Spark Plug Co., Ltd.	3,000	57,560
Nokian Renkaat Oyj	1,090	30,723
Stanley Electric Co., Ltd.	1,600	42,617
Sumitomo Electric Industries Ltd.	7,200	91,882
Sumitomo Rubber Industries Ltd.	4,100	48,823
Toyota Industries Corp.	1,600	92,382
Valeo SA	2,277	73,791
Yokohama Rubber Co., Ltd. (The)	1,000	20,097

		1,628,822

Automobiles - 1.0%
Bayerische Motoren Werke AG	3,152	221,984
Daimler AG	10,262	510,195
Ferrari NV	1,527	235,636
Fiat Chrysler Automobiles NV	14,140	183,223
Ford Motor Co.	21,970	201,245
General Motors Co.	7,486	280,575
Harley-Davidson, Inc. (b)	290	10,431
Honda Motor Co., Ltd.	18,521	484,962
Isuzu Motors Ltd.	5,500	60,926
Mazda Motor Corp.	5,200	46,609
Mitsubishi Motors Corp.	11,400	49,736
Nissan Motor Co., Ltd.	26,300	164,200
Peugeot SA	7,475	186,567
Porsche Automobil Holding SE (Preference Shares)	1,458	94,518
Renault SA	1,830	105,029
Subaru Corp.	6,000	169,681
Suzuki Motor Corp.	4,173	177,767
Toyota Motor Corp.	25,884	1,738,375
Volkswagen AG	630	108,300
Volkswagen AG (Preference Shares)	2,067	351,566
Yamaha Motor Co., Ltd.	2,700	49,221

		5,430,746

Distributors - 0.0%
Genuine Parts Co.	910	90,627
Jardine Cycle & Carriage Ltd.	2,000	43,438
LKQ Corp. (a)	1,114	35,035

		169,100

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	300	7,815
H&R Block, Inc. (b)	460	10,865

		18,680

Hotels, Restaurants & Leisure - 0.9%
Accor SA	2,705	112,754
Aristocrat Leisure Ltd.	4,876	100,812
Carnival Corp. (b)	1,955	85,453
Carnival PLC	2,273	94,058
Chipotle Mexican Grill, Inc.-Class A (a)	154	129,432
Compass Group PLC	17,973	462,494
Crown Resorts Ltd.	9,430	76,711
Darden Restaurants, Inc.	770	91,029

Company	Shares	U.S. $ Value
Flutter Entertainment PLC (a)	1,060	$99,083
Galaxy Entertainment Group Ltd.	20,155	124,955
Genting Singapore Ltd.	92,000	58,577
GVC Holdings PLC	5,872	53,637
Hilton Worldwide Holdings, Inc.	1,766	164,432
InterContinental Hotels Group PLC	1,950	121,691
Marriott International, Inc./MD-Class A	1,571	195,385
McDonald’s Corp.	4,350	933,989
McDonald’s Holdings Co. Japan Ltd.	2,200	106,562
Melco Resorts & Entertainment Ltd. (ADR)	2,345	45,516
Merlin Entertainments PLC (c)	11,141	61,991
MGM Resorts International	2,440	67,637
Norwegian Cruise Line Holdings Ltd. (a)	1,331	68,906
Oriental Land Co., Ltd./Japan	2,100	320,072
Royal Caribbean Cruises Ltd.	1,077	116,671
Sands China Ltd.	39,744	179,590
Sodexo SA	1,005	112,826
Starbucks Corp.	6,891	609,302
Tabcorp Holdings Ltd.	26,623	87,144
TUI AG	4,841	56,223
Whitbread PLC	2,125	112,156
Wynn Macau Ltd.	77,455	150,934
Wynn Resorts Ltd.	610	66,319
Yum! Brands, Inc.	1,715	194,532

		5,260,873

Household Durables - 0.4%
Auto Trader Group PLC	9,529	59,725
Barratt Developments PLC	9,541	75,952
Berkeley Group Holdings PLC	1,236	63,462
Casio Computer Co., Ltd.	181	2,817
DR Horton, Inc.	1,685	88,816
Electrolux AB-Class B	2,430	57,567
Garmin Ltd.	720	60,977
Husqvarna AB-Class B	8,194	62,314
Iida Group Holdings Co., Ltd.	2,902	47,382
Leggett & Platt, Inc. (b)	775	31,729
Lennar Corp.-Class A	1,750	97,738
Mohawk Industries, Inc. (a)	350	43,425
Newell Brands, Inc. (b)	1,125	21,060
Nikon Corp.	3,200	40,145
NVR, Inc. (a)	20	74,347
Panasonic Corp.	23,500	191,518
Persimmon PLC	3,527	94,066
PulteGroup, Inc.	915	33,443
Rinnai Corp.	700	47,168
SEB SA	568	86,206
Sekisui Chemical Co., Ltd.	4,000	62,248
Sekisui House Ltd.	6,000	118,393
Sharp Corp./Japan	4,999	55,824
Sony Corp.	14,135	835,493
Taylor Wimpey PLC	31,025	61,582
Whirlpool Corp.	400	63,344

		2,476,741

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	2,370	$4,114,107
Booking Holdings, Inc. (a)	257	504,391
Delivery Hero SE (a)(c)	1,586	70,411
eBay, Inc.	4,515	175,995
Expedia Group, Inc.	832	111,829
Ocado Group PLC (a)	5,151	83,784
Prosus NV (a)	5,572	409,030
Rakuten, Inc.	8,852	87,746
Zalando SE (a)(c)	2,021	92,277
ZOZO, Inc.	2,592	60,041

		5,709,611

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,900	118,479
Hasbro, Inc.	700	83,083
Sankyo Co., Ltd.	300	10,324
Shimano, Inc.	700	105,773
Yamaha Corp.	1,600	72,136

		389,795

Multiline Retail - 0.3%
Dollar General Corp.	1,460	232,052
Dollar Tree, Inc. (a)	1,438	164,162
Harvey Norman Holdings Ltd.	14,257	43,615
Isetan Mitsukoshi Holdings Ltd.	2,200	17,618
J Front Retailing Co., Ltd.	3,500	41,121
Kohl’s Corp.	980	48,667
Macy’s, Inc. (b)	565	8,780
Marks & Spencer Group PLC	15,442	34,976
Marui Group Co., Ltd.	3,300	69,918
Next PLC	1,643	124,893
Nordstrom, Inc.	620	20,875
Pan Pacific International Holdings Corp.	4,000	66,970
Ryohin Keikaku Co., Ltd.	2,570	48,179
Target Corp.	2,915	311,643
Wesfarmers Ltd.	12,002	322,468

		1,555,937

Specialty Retail - 0.9%
ABC-Mart, Inc.	500	31,784
Advance Auto Parts, Inc.	431	71,287
AutoZone, Inc. (a)	155	168,116
Best Buy Co., Inc.	1,400	96,586
CarMax, Inc. (a)(b)	1,020	89,760
Fast Retailing Co., Ltd.	641	382,388
Gap, Inc. (The)	105	1,823
Hennes & Mauritz AB-Class B	9,038	175,196
Hikari Tsushin, Inc.	500	108,472
Home Depot, Inc. (The)	6,270	1,454,765
Industria de Diseno Textil SA	11,626	359,796
Kingfisher PLC	29,522	75,027
L Brands, Inc. (b)	225	4,408
Lowe’s Cos., Inc.	4,460	490,421
Nitori Holdings Co., Ltd.	750	110,062
O’Reilly Automotive, Inc. (a)	490	195,270
Ross Stores, Inc.	2,050	225,192
Shimamura Co., Ltd.	200	15,889

Company	Shares	U.S. $ Value
Tiffany & Co. (b)	655	$60,673
TJX Cos., Inc. (The)	6,890	384,049
Tractor Supply Co.	715	64,665
Ulta Salon Cosmetics & Fragrance, Inc. (a)	352	88,229
USS Co., Ltd.	4,120	80,235
Yamada Denki Co., Ltd.	10,990	53,251

		4,787,344

Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	2,040	635,142
Burberry Group PLC	4,236	113,150
Capri Holdings Ltd. (a)	149	4,941
Cie Financiere Richemont SA	5,585	409,301
EssilorLuxottica SA	3,192	460,220
Hanesbrands, Inc. (b)	747	11,444
Hermes International	281	194,081
HUGO BOSS AG	1,317	70,511
Kering SA	859	437,733
LVMH Moet Hennessy Louis Vuitton SE	3,148	1,248,999
Moncler SpA	2,123	75,671
NIKE, Inc.-Class B	7,150	671,528
Pandora A/S	1,106	44,385
Puma SE	1,420	109,873
PVH Corp.	445	39,262
Ralph Lauren Corp.	290	27,686
Swatch Group AG (The)	294	78,057
Swatch Group AG (The) (REG)	1,834	92,167
Tapestry, Inc.	780	20,319
Under Armour, Inc.-Class A (a)(b)	27	538
Under Armour, Inc.-Class C (a)	1,204	21,829
VF Corp.	1,750	155,733

		4,922,570

		32,350,219

Consumer Staples - 5.3%
Beverages - 1.2%
Anheuser-Busch InBev SA/NV	8,385	798,080
Asahi Group Holdings Ltd.	3,700	183,753
Brown-Forman Corp.-Class B (b)	992	62,278
Carlsberg A/S-Class B	1,051	155,315
Coca-Cola Amatil Ltd.	14,439	103,902
Coca-Cola Bottlers Japan Holdings, Inc.	1,300	29,232
Coca-Cola Co. (The)	21,820	1,187,881
Coca-Cola European Partners PLC	2,687	148,994
Coca-Cola HBC AG (a)	1,928	62,969
Constellation Brands, Inc.-Class A	1,020	211,426
Diageo PLC	27,623	1,128,407
Heineken Holding NV	1,000	99,490
Heineken NV	2,500	270,030
Kirin Holdings Co., Ltd.	9,345	198,860
Molson Coors Brewing Co.-Class B	1,150	66,125
Monster Beverage Corp. (a)	2,020	117,281
PepsiCo, Inc.	7,975	1,093,373
Pernod Ricard SA	2,406	428,222
Remy Cointreau SA	1,062	140,976
Suntory Beverage & Food Ltd.	1,324	56,683
Treasury Wine Estates Ltd.	6,024	75,612

		6,618,889

Company	Shares	U.S. $ Value
Food & Staples Retailing - 0.8%
Aeon Co., Ltd.	6,200	$113,911
Carrefour SA	5,903	103,257
Casino Guichard Perrachon SA	1,228	58,611
Coles Group Ltd.	12,002	124,779
Colruyt SA	862	47,222
Costco Wholesale Corp.	2,515	724,597
Dairy Farm International Holdings Ltd.	7,381	46,520
FamilyMart Co., Ltd.	3,200	78,187
ICA Gruppen AB	2,462	113,704
J Sainsbury PLC	18,022	48,631
Jeronimo Martins SGPS SA	2,405	40,557
Koninklijke Ahold Delhaize NV	9,852	246,375
Kroger Co. (The)	4,120	106,214
Lawson, Inc.	600	30,723
METRO AG	7,593	119,790
Seven & i Holdings Co., Ltd.	8,000	306,602
Sundrug Co., Ltd.	1,000	31,553
Sysco Corp.	2,625	208,425
Tesco PLC	106,921	316,109
Tsuruha Holdings, Inc.	600	65,522
Walgreens Boots Alliance, Inc.	4,375	241,981
Walmart, Inc.	7,963	945,049
Wm Morrison Supermarkets PLC	31,098	76,570
Woolworths Group Ltd.	14,003	352,366

		4,547,255

Food Products - 1.4%
a2 Milk Co., Ltd. (a)	8,040	66,802
Ajinomoto Co., Inc.	5,000	94,638
Archer-Daniels-Midland Co.	2,925	120,130
Associated British Foods PLC	3,965	112,244
Barry Callebaut AG	91	187,690
Calbee, Inc.	1,315	41,019
Campbell Soup Co.	1,175	55,131
Chocoladefabriken Lindt & Spruengli AG (REG)	1	82,761
Conagra Brands, Inc.	2,265	69,490
Danone SA	6,291	554,122
General Mills, Inc.	3,305	182,172
Hershey Co. (The)	850	131,741
Hormel Foods Corp.	1,650	72,155
JM Smucker Co. (The)	695	76,464
Kellogg Co.	1,515	97,490
Kerry Group PLC-Class A	1,906	222,910
Kikkoman Corp.	1,619	77,671
Kraft Heinz Co. (The)	3,028	84,587
Lamb Weston Holdings, Inc.	890	64,721
McCormick & Co., Inc./MD	775	121,133
MEIJI Holdings Co., Ltd.	1,100	80,462
Mondelez International, Inc.-Class A	8,195	453,347
Mowi ASA	4,327	99,942
Nestle SA	34,710	3,764,454
NH Foods Ltd.	933	37,566
Nisshin Seifun Group, Inc.	4,000	74,172
Nissin Foods Holdings Co., Ltd.	1,200	86,965
Orkla ASA	10,095	91,858

Company	Shares	U.S. $ Value
Toyo Suisan Kaisha Ltd.	1,000	$40,157
Tyson Foods, Inc.-Class A	1,825	157,205
WH Group Ltd. (c)	157,321	140,890
Wilmar International Ltd.	26,000	70,173
Yakult Honsha Co., Ltd.	1,333	74,832
Yamazaki Baking Co., Ltd.	59	1,055

		7,688,149

Household Products - 0.7%
Church & Dwight Co., Inc.	1,526	114,816
Clorox Co. (The)	770	116,940
Colgate-Palmolive Co.	4,880	358,729
Essity AB-Class B	4,979	145,279
Henkel AG & Co. KGaA	989	90,539
Henkel AG & Co. KGaA (Preference Shares)	1,696	167,818
Kimberly-Clark Corp.	1,955	277,708
Lion Corp.	2,000	39,565
Pigeon Corp.	1,287	53,291
Procter & Gamble Co. (The)	14,270	1,774,902
Reckitt Benckiser Group PLC	8,017	625,962
Unicharm Corp.	3,800	120,779

		3,886,328

Personal Products - 0.7%
Beiersdorf AG	1,051	123,918
Coty, Inc.-Class A	1,862	19,570
Estee Lauder Cos., Inc. (The)-Class A	1,340	266,593
Kao Corp.	5,400	400,555
Kobayashi Pharmaceutical Co., Ltd.	809	61,784
Kose Corp.	500	84,894
L’Oreal SA	2,700	755,106
Pola Orbis Holdings, Inc.	1,800	40,578
Shiseido Co., Ltd.	4,533	363,815
Unilever NV	15,507	931,155
Unilever PLC	12,594	756,924

		3,804,892

Tobacco - 0.5%
Altria Group, Inc.	10,640	435,176
British American Tobacco PLC	26,574	981,384
Imperial Brands PLC	10,218	229,457
Japan Tobacco, Inc.	13,598	297,927
Philip Morris International, Inc.	8,850	671,981
Swedish Match AB	2,884	119,276

		2,735,201

		29,280,714

Communication Services - 4.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	41,477	1,569,490
BT Group PLC	101,334	222,267
Cellnex Telecom SA (a)(c)	2,201	90,909
CenturyLink, Inc. (b)	4,112	51,318
Charter Communications, Inc.-Class A (a)	993	409,235
Comcast Corp.-Class A	25,752	1,160,900
Deutsche Telekom AG	37,770	633,516
DISH Network Corp.-Class A (a)	765	26,063

Company	Shares	U.S. $ Value
Elisa Oyj	1,354	$69,805
Eurazeo SE	1,509	112,223
Eutelsat Communications SA	3,140	58,410
HKT Trust & HKT Ltd.-Class SS	55,098	87,403
Iliad SA	714	67,059
Koninklijke KPN NV	28,755	89,613
Nippon Telegraph & Telephone Corp.	7,400	354,043
Orange SA	18,911	295,994
Proximus SADP	1,568	46,591
Singapore Telecommunications Ltd.	76,000	170,817
Spark New Zealand Ltd.	17,417	48,107
Swisscom AG	247	121,863
Telecom Italia SpA/Milano (a)	150,129	85,722
Telefonica Deutschland Holding AG	17,113	47,713
Telefonica SA	52,707	402,742
Telenet Group Holding NV	715	33,741
Telenor ASA	7,146	143,377
Telia Co. AB	24,258	108,518
Telstra Corp., Ltd.	40,732	96,554
TPG Telecom Ltd.	8,880	41,620
United Internet AG	2,321	82,708
Verizon Communications, Inc.	23,505	1,418,762
Washington H Soul Pattinson & Co., Ltd.	3,258	46,293

		8,193,376

Entertainment - 0.6%
Activision Blizzard, Inc.	4,265	225,704
Electronic Arts, Inc. (a)	1,615	157,979
Konami Holdings Corp.	1,300	62,977
Netflix, Inc. (a)	2,492	666,909
Nexon Co., Ltd. (a)	5,190	63,060
Nintendo Co., Ltd.	1,284	478,285
Take-Two Interactive Software, Inc. (a)	685	85,858
Toho Co., Ltd./Tokyo	1,000	43,895
Ubisoft Entertainment SA (a)	804	57,961
Viacom, Inc.-Class B	1,340	32,200
Vivendi SA	11,072	302,960
Walt Disney Co. (The)	10,359	1,349,985

		3,527,773

Interactive Media & Services - 1.3%
Alphabet, Inc.-Class A (a)	1,709	2,086,928
Alphabet, Inc.-Class C (a)	1,744	2,125,936
Facebook, Inc.-Class A (a)	13,667	2,433,819
Kakaku.com, Inc.	3,799	93,849
LINE Corp. (a)	933	33,481
REA Group Ltd.	1,002	73,254
TripAdvisor, Inc. (a)	612	23,672
Twitter, Inc. (a)	3,986	164,223
Yahoo Japan Corp.	32,653	91,996

		7,127,158

Media - 0.2%
CBS Corp.-Class B	1,640	66,207
CyberAgent, Inc.	1,112	42,864
Dentsu, Inc.	2,100	74,256

Company	Shares	U.S. $ Value
Discovery, Inc.-Class A (a)(b)	185	$4,927
Discovery, Inc.-Class C (a)	1,404	34,566
Fox Corp.-Class A	1,550	48,879
Fox Corp.-Class B (a)	332	10,471
Hakuhodo DY Holdings, Inc.	2,490	36,181
Informa PLC	13,755	144,055
Interpublic Group of Cos., Inc. (The)	1,375	29,645
ITV PLC	44,429	68,817
JCDecaux SA	1,905	51,550
News Corp.-Class A	878	12,222
News Corp.-Class B	767	10,964
Omnicom Group, Inc. (b)	1,360	106,488
Pearson PLC	7,821	70,922
Publicis Groupe SA	1,801	88,619
RTL Group SA	1,166	56,063
Schibsted ASA-Class B	2,252	63,155
SES SA	4,651	84,776
Singapore Press Holdings Ltd.	29,528	44,468
WPP PLC	13,761	172,306

		1,322,401

Wireless Telecommunication Services - 0.5%
KDDI Corp.	19,550	510,113
Millicom International Cellular SA	641	31,106
NTT DOCOMO, Inc.	14,767	377,070
Softbank Corp.	19,000	257,444
SoftBank Group Corp.	18,384	725,440
T-Mobile US, Inc. (a)	1,935	152,420
Tele2 AB-Class B	9,542	141,912
Vodafone Group PLC	293,152	584,048

		2,779,553

		22,950,261

Materials - 2.7%
Chemicals - 1.5%
Air Liquide SA	4,557	648,552
Air Products & Chemicals, Inc.	1,250	277,325
Akzo Nobel NV	3,226	287,445
Albemarle Corp. (b)	611	42,477
Arkema SA	1,159	108,050
Asahi Kasei Corp.	12,000	119,041
BASF SE	9,789	684,428
Celanese Corp.-Class A	758	92,696
CF Industries Holdings, Inc.	1,350	66,420
Chr Hansen Holding A/S	1,460	123,682
Clariant AG (a)	4,702	91,584
Corteva, Inc. (a)	3,906	109,368
Covestro AG (c)	1,766	87,385
Croda International PLC	1,648	98,445
Daicel Corp.	3,000	25,523
Dow, Inc. (a)	4,106	195,651
DuPont de Nemours, Inc.	4,266	304,208
Eastman Chemical Co.	830	61,279
Ecolab, Inc.	1,450	287,158
EMS-Chemie Holding AG	203	126,489
Evonik Industries AG	2,574	63,542

Company	Shares	U.S. $ Value
FMC Corp.	780	$68,390
FUCHS PETROLUB SE (Preference Shares)	2,420	90,759
Givaudan SA	88	245,610
Hitachi Chemical Co., Ltd.	3,000	98,409
Incitec Pivot Ltd.	32,013	73,312
International Flavors & Fragrances, Inc. (b)	601	73,698
Israel Chemicals Ltd.	9,886	49,459
Johnson Matthey PLC	1,842	69,187
JSR Corp.	800	12,881
Kansai Paint Co., Ltd.	3,000	70,124
Koninklijke DSM NV	2,026	243,893
Kuraray Co., Ltd.	3,000	37,064
LANXESS AG	1,767	107,921
Linde PLC	3,090	598,595
LyondellBasell Industries NV-Class A	1,699	152,010
Mitsubishi Chemical Holdings Corp.	13,000	93,176
Mitsubishi Gas Chemical Co., Inc.	2,500	33,625
Mitsui Chemicals, Inc.	1,600	36,047
Mosaic Co. (The)	1,060	21,730
Nippon Paint Holdings Co., Ltd.	2,000	104,605
Nissan Chemical Corp.	1,000	41,871
Nitto Denko Corp.	1,600	77,528
Novozymes A/S-Class B	2,458	103,386
Orica Ltd.	7,662	116,679
PPG Industries, Inc.	1,450	171,839
Sherwin-Williams Co. (The)	475	261,188
Shin-Etsu Chemical Co., Ltd.	4,100	441,202
Showa Denko KK	1,500	39,583
Sika AG	1,200	175,574
Solvay SA	927	95,970
Sumitomo Chemical Co., Ltd.	15,000	67,722
Symrise AG	1,178	114,512
Taiyo Nippon Sanso Corp.	3,206	65,162
Teijin Ltd.	3,000	57,906
Toray Industries, Inc.	14,000	104,264
Tosoh Corp.	3,149	41,950
Umicore SA	2,002	75,642
Yara International ASA	1,297	55,920

		8,289,141

Construction Materials - 0.2%
Boral Ltd.	17,642	57,577
CRH PLC	8,841	303,460
Fletcher Building Ltd.	8,637	27,855
HeidelbergCement AG	1,342	96,959
James Hardie Industries PLC	3,449	57,935
LafargeHolcim Ltd. (a)	5,336	262,765
Martin Marietta Materials, Inc.	377	103,336
Taiheiyo Cement Corp.	1,304	35,040
Vulcan Materials Co.	815	123,261

		1,068,188

Containers & Packaging - 0.1%
AMCOR PLC (a)	7,943	77,444
Avery Dennison Corp.	535	60,760
Ball Corp.	1,810	131,786
International Paper Co.	1,875	78,413
Packaging Corp. of America	575	61,008
Sealed Air Corp.	940	39,019

Company	Shares	U.S. $ Value
Smurfit Kappa Group PLC	2,476	$73,626
Toyo Seikan Group Holdings Ltd.	1,700	26,528
Westrock Co.	927	33,789

		582,373

Metals & Mining - 0.8%
Alumina Ltd.	28,452	45,584
Anglo American PLC	11,577	266,062
Antofagasta PLC	6,389	70,532
ArcelorMittal	12,535	176,347
BHP Group Ltd.	32,976	814,855
BHP Group PLC	23,519	502,349
BlueScope Steel Ltd.	6,941	56,377
Boliden AB	4,189	96,207
Evraz PLC	5,725	32,951
Fortescue Metals Group Ltd.	18,067	107,539
Freeport-McMoRan, Inc.	6,695	64,071
Fresnillo PLC	2,356	19,820
Glencore PLC (a)	130,406	392,985
Hitachi Metals Ltd.	5,000	54,300
JFE Holdings, Inc.	5,000	60,562
Kobe Steel Ltd.	1,199	6,440
Mitsubishi Materials Corp.	2,700	73,193
Newcrest Mining Ltd.	7,017	161,922
Newmont Goldcorp Corp.	4,531	171,815
Nippon Steel Corp.	8,643	121,109
Norsk Hydro ASA	16,444	57,902
Nucor Corp.	1,860	94,692
Rio Tinto Ltd.	4,038	252,920
Rio Tinto PLC	13,185	685,390
South32 Ltd.	56,741	100,073
Sumitomo Metal Mining Co., Ltd.	2,500	78,078
thyssenkrupp AG	3,919	54,230
voestalpine AG	1,082	24,877

		4,643,182

Paper & Forest Products - 0.1%
Mondi PLC	3,496	66,939
Oji Holdings Corp.	14,000	65,730
Stora Enso Oyj-Class R	6,056	72,879
UPM-Kymmene Oyj	5,689	167,988

		373,536

		14,956,420

Energy - 2.5%
Energy Equipment & Services - 0.1%
Baker Hughes a GE Co.-Class A	2,200	51,040
Halliburton Co.	4,250	80,112
Helmerich & Payne, Inc.	685	27,448
John Wood Group PLC	7,316	34,108
National Oilwell Varco, Inc.	1,275	27,030
Schlumberger Ltd.	7,870	268,918
TechnipFMC PLC	1,688	40,748
Tenaris SA	10,900	115,610

		645,014

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 2.4%
Aker BP ASA	1,570	$41,834
Apache Corp.	1,315	33,664
BP PLC	229,582	1,453,428
Cabot Oil & Gas Corp.	1,390	24,422
Caltex Australia Ltd.	3,100	55,082
Chevron Corp.	10,830	1,284,438
Cimarex Energy Co.	627	30,058
Concho Resources, Inc.	1,207	81,955
ConocoPhillips	6,430	366,381
Devon Energy Corp.	1,630	39,218
Diamondback Energy, Inc.	928	83,437
Eni SpA	24,216	370,136
EOG Resources, Inc.	3,280	243,442
Equinor ASA	12,989	246,040
Exxon Mobil Corp.	24,050	1,698,171
Galp Energia SGPS SA	5,341	80,324
Hess Corp.	1,540	93,139
HollyFrontier Corp.	950	50,958
Idemitsu Kosan Co., Ltd.	2,956	83,869
Inpex Corp.	11,643	107,299
JXTG Holdings, Inc.	32,750	149,698
Kinder Morgan, Inc./DE	10,999	226,689
Koninklijke Vopak NV	502	25,802
Lundin Petroleum AB	3,430	102,827
Marathon Oil Corp.	3,335	40,920
Marathon Petroleum Corp.	3,651	221,798
Neste Oyj	4,795	158,641
Noble Energy, Inc.	2,010	45,145
Occidental Petroleum Corp.	5,086	226,174
Oil Search Ltd.	18,278	90,234
OMV AG	1,402	75,145
ONEOK, Inc.	2,218	163,444
Origin Energy Ltd.	16,658	89,722
Phillips 66	2,340	239,616
Pioneer Natural Resources Co.	1,015	127,657
Repsol SA	16,453	256,601
Royal Dutch Shell PLC-Class A	51,172	1,500,769
Royal Dutch Shell PLC-Class B	42,444	1,254,451
Santos Ltd.	18,468	96,296
TOTAL SA	26,478	1,378,623
Valero Energy Corp.	2,295	195,626
Williams Cos., Inc. (The)	6,628	159,470
Woodside Petroleum Ltd.	10,061	219,804

		13,512,447

		14,157,461

Utilities - 2.0%
Electric Utilities - 1.2%
Alliant Energy Corp.	1,438	77,551
American Electric Power Co., Inc.	2,785	260,927
AusNet Services	37,398	45,818
Chubu Electric Power Co., Inc.	6,100	88,484
Chugoku Electric Power Co., Inc. (The)	4,000	51,476
CK Infrastructure Holdings Ltd.	15,000	100,875
CLP Holdings Ltd.	12,500	131,386
Duke Energy Corp.	4,142	397,052
Edison International	1,885	142,167
EDP-Energias de Portugal SA	29,006	112,567
Electricite de France SA	11,071	123,845
Endesa SA	3,024	79,548

Company	Shares	U.S. $ Value
Enel SpA	88,110	$658,120
Entergy Corp.	1,175	137,898
Evergy, Inc. (b)	1,485	98,842
Eversource Energy	1,960	167,521
Exelon Corp.	5,517	266,526
FirstEnergy Corp.	2,625	126,604
Fortum Oyj	4,947	116,929
HK Electric Investments & HK Electric Investments Ltd.-Class SS (c)	104,180	99,292
Iberdrola SA	70,792	735,795
Kansai Electric Power Co., Inc. (The)	8,491	95,102
Kyushu Electric Power Co., Inc.	4,100	38,747
NextEra Energy, Inc.	2,735	637,228
Orsted A/S (c)	2,499	232,304
Pinnacle West Capital Corp.	685	66,493
Power Assets Holdings Ltd.	8,500	57,059
PPL Corp.	3,765	118,560
Red Electrica Corp. SA	5,707	115,599
Southern Co. (The)	5,910	365,061
SSE PLC	10,739	164,283
Terna Rete Elettrica Nazionale SpA	23,069	148,165
Tohoku Electric Power Co., Inc.	4,300	42,029
Tokyo Electric Power Co. Holdings, Inc. (a)	13,800	67,683
Verbund AG	759	41,529
Xcel Energy, Inc.	2,830	183,639

		6,392,704

Gas Utilities - 0.2%
APA Group	13,346	103,363
Atmos Energy Corp.	692	78,812
Enagas SA	2,159	49,909
Hong Kong & China Gas Co., Ltd.	96,005	187,126
Naturgy Energy Group SA	4,316	114,472
Osaka Gas Co., Ltd.	3,600	69,143
Snam SpA	26,833	135,540
Toho Gas Co., Ltd.	2,017	77,356
Tokyo Gas Co., Ltd.	3,800	96,113

		911,834

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp./VA	2,725	44,527
Electric Power Development Co., Ltd.	1,600	36,577
Meridian Energy Ltd.	18,542	60,389
NRG Energy, Inc.	1,060	41,976
Uniper SE	2,006	65,789

		249,258

Multi-Utilities - 0.6%
AGL Energy Ltd.	6,423	83,094
Ameren Corp.	1,510	120,875
CenterPoint Energy, Inc.	2,355	71,074
Centrica PLC	64,140	58,161
CMS Energy Corp.	1,720	109,994
Consolidated Edison, Inc.	1,790	169,101
Dominion Energy, Inc.	4,570	370,353
DTE Energy Co.	1,120	148,915
E.ON SE	23,845	231,836
Engie SA	18,347	299,463

Company	Shares	U.S. $ Value
National Grid PLC	38,933	$421,539
NiSource, Inc.	1,605	48,022
Public Service Enterprise Group, Inc.	2,745	170,410
RWE AG	5,973	186,672
Sempra Energy	1,550	228,795
Suez	5,769	90,669
United Utilities Group PLC	8,008	81,285
Veolia Environnement SA	5,882	149,000
WEC Energy Group, Inc. (b)	1,718	163,382

		3,202,640

Water Utilities - 0.0%
American Water Works Co., Inc.	1,121	139,262
Severn Trent PLC	2,239	59,596

		198,858

		10,955,294

Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.	682	105,055
American Tower Corp.	2,525	558,353
Apartment Investment & Management Co.-Class A	874	45,570
Ascendas Real Estate Investment Trust	58,294	131,652
AvalonBay Communities, Inc.	795	171,187
Boston Properties, Inc.	950	123,177
British Land Co. PLC (The)	9,308	66,960
Crown Castle International Corp.	2,370	329,454
Daiwa House REIT Investment Corp.	13	36,574
Dexus	13,420	108,095
Digital Realty Trust, Inc. (b)	1,280	166,157
Duke Realty Corp.	1,578	53,605
Equinix, Inc.	480	276,864
Equity Residential	2,030	175,108
Essex Property Trust, Inc.	428	139,806
Extra Space Storage, Inc.	783	91,470
Federal Realty Investment Trust	472	64,258
Goodman Group	16,928	162,031
GPT Group (The)	17,105	71,130
HCP, Inc. (b)	2,330	83,018
Host Hotels & Resorts, Inc.	3,270	56,538
ICADE	1,592	142,373
Iron Mountain, Inc. (b)	1,098	35,564
Japan Prime Realty Investment Corp.	15	71,186
Japan Real Estate Investment Corp.	12	80,476
Japan Retail Fund Investment Corp.	24	50,741
Kimco Realty Corp.	1,460	30,485
Klepierre SA	2,231	75,766
Land Securities Group PLC	9,736	102,540
Link REIT	21,500	237,163
Macerich Co. (The) (b)	610	19,270
Mid-America Apartment Communities, Inc.	696	90,487
Mirvac Group	40,488	83,643
Nippon Building Fund, Inc.	13	99,881
Nippon Prologis REIT, Inc.	14	38,389
Nomura Real Estate Master Fund, Inc.	34	61,410
Prologis, Inc.	3,590	305,940
Public Storage	850	208,480

Company	Shares	U.S. $ Value
Realty Income Corp.	1,908	$146,305
Regency Centers Corp.	1,033	71,783
SBA Communications Corp.	640	154,336
Scentre Group	50,683	134,465
Segro PLC	11,022	109,883
Simon Property Group, Inc.	1,756	273,321
SL Green Realty Corp.	476	38,913
Stockland	23,010	70,680
UDR, Inc.	1,728	83,773
United Urban Investment Corp.	26	49,810
Ventas, Inc.	2,011	146,863
Vicinity Centres	39,646	68,785
Vornado Realty Trust	1,035	65,898
Welltower, Inc.	2,235	202,603
Weyerhaeuser Co.	3,798	105,205

		6,472,479

Real Estate Management & Development - 0.6%
Aeon Mall Co., Ltd.	3,541	56,023
Aroundtown SA	11,635	95,167
Azrieli Group Ltd.	387	30,497
CapitaLand Ltd.	35,000	89,466
CBRE Group, Inc.-Class A (a)	1,915	101,514
City Developments Ltd.	11,000	78,250
CK Asset Holdings Ltd.	25,719	174,248
Daito Trust Construction Co., Ltd.	700	89,655
Daiwa House Industry Co., Ltd.	6,000	195,028
Deutsche Wohnen SE	3,212	117,249
Hang Lung Properties Ltd.	14,000	31,773
Henderson Land Development Co., Ltd.	30,420	141,691
Hongkong Land Holdings Ltd.	14,000	78,711
Hulic Co., Ltd.	6,591	67,667
Kerry Properties Ltd.	8,500	26,172
Lendlease Group	10,380	123,116
Mitsubishi Estate Co., Ltd.	13,000	251,375
Mitsui Fudosan Co., Ltd.	10,000	248,871
New World Development Co., Ltd.	82,122	106,648
Nomura Real Estate Holdings, Inc.	3,600	78,039
Sino Land Co., Ltd.	63,328	95,183
Sumitomo Realty & Development Co., Ltd.	3,843	146,711
Sun Hung Kai Properties Ltd.	15,000	215,561
Swire Properties Ltd.	25,389	79,681
Swiss Prime Site AG (a)	976	95,516
Tokyu Fudosan Holdings Corp.	7,989	51,131
Unibail-Rodamco-Westfield	1,707	248,848
Vonovia SE	5,710	289,698
Wharf Holdings Ltd. (The)	13,000	28,355
Wharf Real Estate Investment Co., Ltd.	13,000	71,000
Wheelock & Co., Ltd.	17,000	96,852

		3,599,696

		10,072,175

Total Common Stocks (cost $217,572,993)		297,234,242

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 32.9%
United States - 32.9%
U.S. Treasury Bonds
2.25%, 8/15/46	$6,373	$6,535,723
2.50%, 2/15/45-5/15/46	598	643,471
2.75%, 8/15/42-8/15/47	1,177	1,323,203
2.875%, 5/15/43-11/15/46	6,307	7,264,464
3.00%, 5/15/45-2/15/49	4,289	5,090,626
3.125%, 11/15/41-2/15/43	2,825	3,368,311
3.50%, 2/15/39	23	28,808
3.625%, 8/15/43	3,658	4,717,677
3.75%, 8/15/41-11/15/43	399	522,156
3.875%, 8/15/40	280	370,125
4.25%, 5/15/39	240	330,525
4.375%, 11/15/39-5/15/41	1,258	1,767,223
4.50%, 8/15/39	317	450,784
4.75%, 2/15/37-2/15/41	1,127	1,628,097
5.25%, 11/15/28	690	898,725
5.375%, 2/15/31	650	895,883
5.50%, 8/15/28	1,383	1,820,158
6.00%, 2/15/26	2,846	3,600,190
6.125%, 11/15/27	732	980,880
6.25%, 8/15/23-5/15/30	724	1,010,919
6.875%, 8/15/25	849	1,099,190
7.25%, 8/15/22	775	897,062
7.625%, 2/15/25	55	72,033
8.00%, 11/15/21	9,123	10,314,692
U.S. Treasury Notes
1.125%, 2/28/21-9/30/21	2,905	2,877,847
1.25%, 3/31/21-8/31/24	7,951	7,877,512
1.375%, 10/31/20-8/31/23	2,898	2,879,227
1.50%, 9/30/24-8/15/26	3,617	3,596,829
1.625%, 8/15/22-8/15/29	14,550	14,559,382
1.75%, 3/31/22-7/31/24	13,891	13,965,890
1.875%, 11/30/21-10/31/22	6,713	6,764,429
2.00%, 11/15/21-11/15/26	24,668	25,048,429
2.125%, 8/15/21-5/15/25	13,382	13,669,775
2.25%, 4/30/24-8/15/49	8,970	9,323,684
2.375%, 8/15/24-5/15/29	3,578	3,770,521
2.50%, 1/31/21-5/15/24	7,335	7,576,608
2.625%, 2/15/29	821	888,732
2.75%, 11/15/23-2/15/28	3,400	3,568,044
2.875%, 10/31/23-5/15/49	3,461	3,766,096
3.125%, 5/15/21-11/15/28	2,049	2,261,078
3.625%, 2/15/21	4,557	4,671,124

Total Governments - Treasuries (cost $175,119,419)		182,696,132

	Shares
INVESTMENT COMPANIES - 8.4%
Funds and Investment Trusts - 8.4% (d)
iShares Core MSCI Emerging Markets ETF	273,917	13,427,411
iShares iBoxx High Yield Corporate Bond ETF	60,146	5,242,927
Vanguard Global ex-U.S. Real Estate ETF (b)	190,876	11,183,425
Vanguard Real Estate ETF	179,819	16,768,122

Company	Shares	U.S. $ Value
Total Investment Companies (cost $46,014,923)		$46,621,885

RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Multiline Retail - 0.0%
Harvey Norman Holdings Ltd., expiring 10/11/19 (a) (cost $0)	838	1,015

SHORT-TERM INVESTMENTS - 4.0%
Investment Companies - 3.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 1.89% (d)(e)(f) (cost $18,070,318)	18,070,318	18,070,318

	Principal Amount (000)
U.S. Treasury Bills - 0.7%
U.S. Treasury Bill Zero Coupon, 10/15/19 (cost $3,762,239)	$3,765	3,762,401

Total Short-Term Investments (cost $21,832,557)		21,832,719

Total Investments Before Security Lending Collateral for Securities Loaned - 98.8% (cost $460,539,892)		548,385,993

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 1.89% (d)(e)(f) (cost $45,288)	45,288	45,288

Total Investments - 98.8% (cost $460,585,180) (g)		548,431,281
Other assets less liabilities - 1.2%		6,695,061

Net Assets - 100.0%		$555,126,342

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	70	December 2019	$7,534,438	$(54,851)
E-Mini Russell 2000 Futures	161	December 2019	12,276,250	(453,517)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Long Gilt Futures	55	December 2019	$9,078,010	$13,149
Mini MSCI EAFE Futures	14	December 2019	1,328,880	1,430
MSCI Emerging Markets Futures	391	December 2019	19,587,145	(359,414)
S&P Mid 400 E-Mini Futures	64	December 2019	12,403,200	(170,776)
Sold Contracts
Euro STOXX 50 Futures	117	December 2019	4,533,485	(55,841)
FTSE 100 Index Futures	42	December 2019	3,812,919	(50,484)
Hang Seng Index Futures	40	October 2019	6,645,317	77,255
S&P 500 E-Mini Futures	255	December 2019	37,975,875	416,727
TOPIX Index Futures	115	December 2019	16,889,711	(378,937)
U.S. T-Note 10 Yr (CBT) Futures	7	December 2019	912,188	(6,900)

				$(1,022,159)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	4,885	USD	3,360	12/16/19	$54,909
BNP Paribas SA	CAD	3,050	USD	2,310	12/16/19	4,931
BNP Paribas SA	GBP	1,439	USD	1,781	12/16/19	6,731
BNP Paribas SA	SEK	8,460	USD	869	12/16/19	4,955
BNP Paribas SA	USD	3,212	AUD	4,710	12/16/19	(24,948)
BNP Paribas SA	USD	7,449	CAD	9,785	12/16/19	(54,398)
Citibank, NA	AUD	9,445	USD	6,425	12/16/19	35,229
Citibank, NA	GBP	6,858	USD	8,517	12/16/19	58,073
Citibank, NA	USD	4,698	JPY	504,621	12/16/19	(6,296)
Citibank, NA	USD	7,208	NZD	11,429	12/16/19	(38,638)
Citibank, NA	USD	3,313	SEK	31,986	12/16/19	(47,606)
Credit Suisse International	CHF	2,198	USD	2,244	12/16/19	27,380
Credit Suisse International	USD	3,067	NZD	4,740	12/16/19	(93,631)
Goldman Sachs Bank USA	EUR	7,856	USD	8,623	12/16/19	10,565
Goldman Sachs Bank USA	JPY	468,525	USD	4,460	12/16/19	103,684
HSBC Bank USA	USD	2,308	NZD	3,596	12/16/19	(52,723)
JPMorgan Chase Bank, NA	CAD	4,551	USD	3,435	12/16/19	(4,604)
JPMorgan Chase Bank, NA	CHF	1,732	USD	1,751	12/16/19	4,535
JPMorgan Chase Bank, NA	EUR	4,663	USD	5,258	12/16/19	147,130
JPMorgan Chase Bank, NA	JPY	493,037	USD	4,662	12/16/19	78,544
JPMorgan Chase Bank, NA	NOK	29,471	USD	3,246	12/16/19	2,273
JPMorgan Chase Bank, NA	SEK	31,514	USD	3,242	12/16/19	24,359
JPMorgan Chase Bank, NA	USD	4,369	AUD	6,395	12/16/19	(41,965)
JPMorgan Chase Bank, NA	USD	6,564	CAD	8,700	12/16/19	11,163
JPMorgan Chase Bank, NA	USD	8,105	NOK	72,384	12/16/19	(139,548)
JPMorgan Chase Bank, NA	USD	2,548	SEK	24,115	12/16/19	(85,466)
Morgan Stanley Capital Services, Inc.	CHF	4,782	USD	4,954	12/16/19	130,754
Morgan Stanley Capital Services, Inc.	USD	6,995	AUD	10,327	12/16/19	(8,556)
Morgan Stanley Capital Services, Inc.	USD	3,007	GBP	2,386	12/16/19	(64,447)
Natwest Markets PLC	JPY	389,220	USD	3,651	12/16/19	32,200
Natwest Markets PLC	USD	3,630	EUR	3,259	12/16/19	(57,668)
State Street Bank & Trust Co.	CHF	1,382	USD	1,406	12/16/19	12,409
UBS AG	EUR	4,052	USD	4,507	12/16/19	64,663
UBS AG	GBP	2,690	USD	3,319	12/16/19	1,407
UBS AG	JPY	82,122	USD	769	12/16/19	5,484
UBS AG	SEK	38,711	USD	3,977	12/16/19	24,801
UBS AG	USD	1,643	CHF	1,615	12/16/19	(13,886)

						$111,799

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00%	Quarterly	3.29%	USD 5,465	$393,472	$391,355	$2,117

*	Termination date

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate market value of these securities amounted to $1,259,126 or 0.2% of net assets.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $108,054,499 and gross unrealized depreciation of investments was $(21,116,641), resulting in net unrealized appreciation of $86,937,858.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
TOPIX	-	Tokyo Price Index

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$18,610,014		$28,570,440		$	– 0	–	$47,180,454
Information Technology	31,676,789		9,816,955			– 0	–	41,493,744
Health Care	19,509,812		18,054,254			– 0	–	37,564,066
Industrials	13,380,545		22,892,889			– 0	–	36,273,434
Consumer Discretionary	15,454,276		16,895,943			– 0	–	32,350,219
Consumer Staples	11,200,087		18,080,627			– 0	–	29,280,714
Communication Services	14,583,288		8,366,973			– 0	–	22,950,261
Materials	3,823,426		11,132,994			– 0	–	14,956,420
Energy	6,171,118		7,986,343			– 0	–	14,157,461
Utilities	5,050,859		5,904,435			– 0	–	10,955,294
Real Estate	4,962,322		5,109,853			– 0	–	10,072,175
Governments - Treasuries	– 0	–	182,696,132			– 0	–	182,696,132
Investment Companies	46,621,885		– 0	–		– 0	–	46,621,885
Rights	1,015		– 0	–		– 0	–	1,015
Short-Term Investments:
Investment Companies	18,070,318		– 0	–		– 0	–	18,070,318
U.S. Treasury Bills	– 0	–	3,762,401			– 0	–	3,762,401
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	45,288		– 0	–		– 0	–	45,288

Total Investments in Securities	209,161,042		339,270,239			– 0	–	548,431,281
Other Financial Instruments (a):
Assets:
Futures	431,306		77,255			– 0	–	508,561
Forward Currency Exchange Contracts	– 0	–	846,179			– 0	–	846,179
Centrally Cleared Credit Default Swaps	– 0	–	393,472			– 0	–	393,472
Liabilities:
Futures	(1,045,458)		(485,262)			– 0	–	(1,530,720)
Forward Currency Exchange Contracts	– 0	–	(734,380)			– 0	–	(734,380)

Total	$208,546,890		$339,367,503		$	– 0	–	$547,914,393

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$14,797	$125,134	$121,861	$18,070	$131
Government Money Market Portfolio*	869	157,447	158,271	45	7

Total	$15,666	$282,581	$280,132	$18,115	$138

*	Investments of cash collateral for securities lending transactions